Guarantor Financials Narrative (Details) (USD $)	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2012	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2014
7.375% Senior Notes [Member]
Debt Instrument, Face Amount		$ 1,375,000,000.0	$ 775,000,000.0
Senior Notes	1,375,000,000	1,375,000,000	775,000,000
6.75% Senior Notes [Member] [Member]
Debt Instrument, Face Amount	875,000,000.0	525,000,000.0
Senior Notes	875,000,000	0		350,000,000	525,000,000
6.00% Senior Notes [Member]
Debt Instrument, Face Amount	630,000,000.0
Senior Notes	$ 630,000,000	$ 0				$ 630,000,000